INVESTMENTS, ACQUISITIONS AND GOODWILL (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances at Beginning	$ 1,966,340	$ 0	$ 362,261
Aggregate goodwill acquired		1,966,340	400,724
Impairment losses			(762,985)
Balances at End	1,966,340	1,966,340	0
Shield Saver, LLC [Member]
Balances at Beginning	0	0	0
Aggregate goodwill acquired		0	400,724
Impairment losses			(400,724)
Balances at End		0	0
SDS [Member]
Balances at Beginning	1,966,340
Aggregate goodwill acquired	0	1,966,340	0
Balances at End	1,966,340	1,966,340
JAG [Member]
Balances at Beginning	$ 0	0	362,261
Aggregate goodwill acquired		0	0
Impairment losses			(762,985)
Balances at End		$ 0	0
Impairment losses			$ (362,261)